LONGTERM INVESTMENTS (Details 1) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Statement [Line Items]
Loss On Changes In Fair Value	$ (1,333)
Balance, Ending	1,337
Balance, Beginning	2,670
WarrantsCAD Thirty [member]
Statement [Line Items]
Loss On Changes In Fair Value	(403)
Balance, Ending	222
Balance, Beginning	625
WarrantsCAD One [member]
Statement [Line Items]
Loss On Changes In Fair Value	(50)
Balance, Ending	8
Balance, Beginning	58
Investee common share [member]
Statement [Line Items]
Loss On Changes In Fair Value	(880)
Balance, Ending	1,107
Balance, Beginning	$ 1,987